UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 13, 2005


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	391,142



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
BERKSHIRE HATHAWAY, INC.        COM   084670108     45373       512 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      8909      3035 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     26462   1077881 SH         SOLE          SOLE
BRIGGS & STRATTON               COM   109043109     17718    456765 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    15604    510930 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     2324    140000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     28020   1012270 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5306    131620 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     23705    922738 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       322      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     29957    605560 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       791    357800 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1696     51471 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       557     15900 SH         SOLE          SOLE
GLOBAL IMAGING SYSTEMS, INC.    COM   37934A100      1551     44784 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     19542    482751 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     20239    891198 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       429      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     21597    401067 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      4675    112000 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105      9363   1189658 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     31269     98625 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      1716    146686 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       623     12500 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       413      7000 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     10448    247300 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      2813    206069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       515      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     28896    601750 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       735     25000 SH         SOLE          SOLE
THE SOUTH FINANCIAL GROUP INC.  COM   837841105       474     17196 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       259      6400 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      1323    115000 SH         SOLE          SOLE
THOR INDUSTRIES, INC.           COM   885160101     26555    662715 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106       963      2500 SH         SOLE          SOLE
                                                   391142